FINANCIAL RISK MANAGEMENT, Fair Value Measurement Hierarchy and Estimates (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value [Abstract]
Financial assets at fair value through profit or loss	$ 39,289,630	$ 25,844,992
Financial liabilities at fair value [Abstract]
Derivative financial instruments	0	82,329
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	107,579,080	117,223,016
2018 Note [Member]
Financial liabilities at fair value [Abstract]
Total	77,460,798
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	84,229,875
Fair Value	77,460,798
Fair Value [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	2,665,814	8,197,972
Financial assets at fair value through profit or loss	39,289,630	25,844,992
Total	41,955,444	34,042,964
Financial liabilities at fair value [Abstract]
Derivative financial instruments		82,329
Total		82,329
Financial liabilities at carrying amount and estimated fair value [Abstract]
Fair Value		82,329
Fair Value [Member] | Level 1 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	2,665,814	8,197,972
Financial assets at fair value through profit or loss	39,289,630	25,844,992
Total	41,955,444	34,042,964
Financial liabilities at fair value [Abstract]
Derivative financial instruments		82,329
Total		82,329
Financial liabilities at carrying amount and estimated fair value [Abstract]
Fair Value		82,329
Fair Value [Member] | Level 2 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Financial assets at fair value through profit or loss	0	0
Total	0	0
Financial liabilities at fair value [Abstract]
Derivative financial instruments		0
Total		0
Financial liabilities at carrying amount and estimated fair value [Abstract]
Fair Value		0
Fair Value [Member] | Level 3 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Financial assets at fair value through profit or loss	0	0
Total	$ 0	0
Financial liabilities at fair value [Abstract]
Derivative financial instruments		0
Total		0
Financial liabilities at carrying amount and estimated fair value [Abstract]
Fair Value		$ 0